Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	ALLIANZ LIFE INSURANCE CO OF NORTH AMERICA
Entity Central Index Key	0000072499
Entity Filer Category	Non-accelerated Filer